RECOVERY OF RETAILER CHARGEBACKS (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
FEDERAL INCOME TAX (Details Narrative)
Recognized recovery of retailer chargebacks	$ 181,450	$ 181,450